Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Gains/(losses) on cash flow hedges, related tax	$ 11	$ 0	$ (2)
Exchange gains/(losses) on retranslation of foreign operations, related tax	2	4	(5)
Gains/(losses) on equity instruments classified as fair value through other comprehensive income, related tax	0	1	(2)
Re-measurement gains/(losses) on defined benefit plans, related tax	$ 0	$ 0	$ 6